Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Jacob Funds Inc.
Entity Central Index Key	0001090372
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Internet Fund
Class Name	Investor Class
Trading Symbol	JAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$310	2.38%
[1]
Expenses Paid, Amount	$ 310
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and NASDAQ Composite Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	SoFi Technologies, Inc.
↑	Lightwave Logic, Inc.

Top Detractors
↓	Digital Turbine, Inc.
↓	SNAP Inc.
↓	Braze, Inc.
PERFORMANCE
The Jacob Internet Fund gained 60.90% for the fiscal period ended August 31, 2025. Several holdings contributed meaningfully to performance, while a handful detracted.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  SoFi Technologies, Inc. advanced +219.70%, reflecting strong performance across its lending and technology segments. Lightwave Logic, Inc. increased +175.40% following continued development progress in its  electro-optic polymer platform.
On the other side, Digital Turbine, Inc. declined -61.20%, weighed down by advertising weakness and slower uptake of new products. SNAP Inc. fell -38.50% amid challenges related to user growth and ad revenue trends. Braze, Inc. decreased -38.10%, as valuation multiples contracted despite ongoing execution.
Overall, gains from the Fund’s best performers outweighed the impact of its weaker holdings, contributing to the strong result for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	60.90	4.55	14.03
S&P 500 TR	15.88	14.74	14.60
NASDAQ Composite Total Return Index	21.95	13.60	17.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 64,422,670
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 660,270
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$64,422,670
Number of Holdings	34
Net Advisory Fee	$660,270
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
MongoDB, Inc.	6.8%
OptimizeRx Corp.	6.5%
DraftKings, Inc.	5.6%
Porch Group, Inc.	4.9%
Block, Inc.	4.7%
Powerfleet, Inc.	4.5%
Doximity, Inc.	4.4%
Inspired Entertainment, Inc.	4.3%
Freightos Ltd.	4.1%
Coinbase Global, Inc.	4.1%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$394	3.22%
[2]
Expenses Paid, Amount	$ 394
Expense Ratio, Percent	3.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	Celcuity, Inc.
↑	SoFi Technologies, Inc.

Top Detractors
↓	Digital Turbine, Inc.
↓	CareDx, Inc.
↓	Precision Biosciences, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund – Investor Class gained 44.64% for the fiscal period ended August 31, 2025. Performance was driven by several strong contributors, partially offset by a handful of holdings that declined.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  Celcuity, Inc. rose +221.00% as the company reported progress in its clinical programs.  SoFi Technologies, Inc. advanced +219.70%, supported by growth across its lending and technology platforms.
Digital Turbine, Inc. declined -61.20%, reflecting weakness in advertising demand and slower-than-anticipated adoption of new offerings. CareDx, Inc. fell -55.60% as testing volumes and reimbursement trends weighed on results. Precision Biosciences, Inc. decreased -55.00% during the period following challenges in its development pipeline and capital markets activity.
Despite these detractors, positive contributions from top-performing holdings were greater, resulting in a strong fiscal-year return for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	44.64	3.71	7.21
S&P 500 TR	15.88	14.74	14.60
Russell 2000 Growth Total Return	10.48	7.07	8.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 10,071,443
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$10,071,443
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Celcuity, Inc.	10.7%
MongoDB, Inc.	6.3%
OptimizeRx Corp.	5.8%
Alphatec Holdings, Inc.	5.4%
Harrow, Inc.	4.8%
Porch Group, Inc.	4.5%
Powerfleet, Inc.	4.2%
Doximity, Inc.	3.9%
Inspired Entertainment, Inc.	3.8%
Zillow Group, Inc.	3.6%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$363	2.96%
[3]
Expenses Paid, Amount	$ 363
Expense Ratio, Percent	2.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	Celcuity, Inc.
↑	SoFi Technologies, Inc.

Top Detractors
↓	Digital Turbine, Inc.
↓	CareDx, Inc.
↓	Precision Biosciences, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund – Institutional Class gained 45.01% for the fiscal period ended August 31, 2025. Performance was driven by several strong contributors, partially offset by a handful of holdings that declined.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  Celcuity, Inc. rose +221.00% as the company reported progress in its clinical programs.  SoFi Technologies, Inc. advanced +219.70%, supported by growth across its lending and technology platforms.
Digital Turbine, Inc. declined -61.20%, reflecting weakness in advertising demand and slower-than-anticipated adoption of new offerings. CareDx, Inc. fell -55.60% as testing volumes and reimbursement trends weighed on results. Precision Biosciences, Inc. decreased -55.00% during the period following challenges in its development pipeline and capital markets activity.
Despite these detractors, positive contributions from top-performing holdings were greater, resulting in a strong fiscal-year return for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	45.01	4.00	7.51
S&P 500 TR	15.88	14.74	14.60
Russell 2000 Growth Total Return	10.48	7.07	8.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 10,071,443
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$10,071,443
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Celcuity, Inc.	10.7%
MongoDB, Inc.	6.3%
OptimizeRx Corp.	5.8%
Alphatec Holdings, Inc.	5.4%
Harrow, Inc.	4.8%
Porch Group, Inc.	4.5%
Powerfleet, Inc.	4.2%
Doximity, Inc.	3.9%
Inspired Entertainment, Inc.	3.8%
Zillow Group, Inc.	3.6%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Investor Class
Trading Symbol	JMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$262	2.30%
[4]
Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	Celcuity, Inc.
↑	Lightwave Logic, Inc.

Top Detractors
↓	Leafly Holdings, Inc.
↓	CareDx, Inc.
↓	Precision Biosciences, Inc.
PERFORMANCE
The Jacob Discovery Fund – Investor Class gained 26.62% for the fiscal period ended August 31, 2025. Several holdings provided strong gains, though a number of smaller positions experienced significant declines.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  Celcuity, Inc. advanced +221.00%, supported by updates in its clinical development programs. Lightwave Logic, Inc. increased +175.00% on continued progress in its  electro-optic polymer technology development.
Leafly Holdings, Inc. was the weakest performer, declining -87.50% amid ongoing industry challenges and pressure on cannabis-related equities.  CareDx, Inc. fell -55.60%, impacted by testing and reimbursement trends. Precision Biosciences, Inc. decreased -55.00% during the period following setbacks in its development pipeline and financing activities.
Overall, gains from the Fund’s top contributors more than offset the declines from its weakest holdings, producing a positive return for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	26.62	4.48	9.71
S&P 500 TR	15.88	14.74	14.60
Russell Microcap Growth Total Return	25.59	5.97	6.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 16,168,637
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 33,932
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$16,168,637
Number of Holdings	45
Net Advisory Fee	$33,932
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Celcuity, Inc.	11.8%
Powerfleet, Inc.	4.8%
Harrow, Inc.	4.7%
Freightos Ltd.	4.6%
Thunderbird Entertainment Group, Inc.	4.4%
Inspired Entertainment, Inc.	3.9%
Usio, Inc.	3.7%
Solitario Resources Corp.	3.6%
OptimizeRx Corp.	3.4%
Alphatec Holdings, Inc.	3.3%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Institutional Class
Trading Symbol	JMIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$228	2.00%
[5]
Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	Celcuity, Inc.
↑	Lightwave Logic, Inc.

Top Detractors
↓	Leafly Holdings, Inc.
↓	CareDx, Inc.
↓	Precision Biosciences, Inc.
PERFORMANCE
The Jacob Discovery Fund – Institutional Class gained 26.98% for the fiscal period ended August 31, 2025. Several holdings provided strong gains, though a number of smaller positions experienced significant declines.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  Celcuity, Inc. advanced +221.00%, supported by updates in its clinical development programs. Lightwave Logic, Inc. increased +175.00% on continued progress in its  electro-optic polymer technology development.
Leafly Holdings, Inc. was the weakest performer, declining -87.50% amid ongoing industry challenges and pressure on cannabis-related equities.  CareDx, Inc. fell -55.60%, impacted by testing and reimbursement trends. Precision Biosciences, Inc. decreased -55.00% during the period following setbacks in its development pipeline and financing activities.
Overall, gains from the Fund’s top contributors more than offset the declines from its weakest holdings, producing a positive return for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	26.98	4.78	10.00
S&P 500 TR	15.88	14.74	14.60
Russell Microcap Growth Total Return	25.59	5.97	6.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 16,168,637
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 33,932
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$16,168,637
Number of Holdings	45
Net Advisory Fee	$33,932
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Celcuity, Inc.	11.8%
Powerfleet, Inc.	4.8%
Harrow, Inc.	4.7%
Freightos Ltd.	4.6%
Thunderbird Entertainment Group, Inc.	4.4%
Inspired Entertainment, Inc.	3.9%
Usio, Inc.	3.7%
Solitario Resources Corp.	3.6%
OptimizeRx Corp.	3.4%
Alphatec Holdings, Inc.	3.3%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized